Accrued expenses, accounts payable and other liabilities (Details) ¥ in Millions, $ in Millions	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Current:
Payables and accruals for cost of revenue and sales and marketing expenses	¥ 103,369		¥ 107,205
Other deposits and advances received	54,964		55,200
Payable to merchants and third party marketing affiliates	31,425		26,798
Accrued bonus and staff costs, including sales commission	29,000		28,343
Payables and accruals for purchases of property and equipment	15,625		17,032
Amounts due to related companies	10,383		7,783
Other taxes payable	6,997		8,761
Operating lease liabilities	¥ 5,667		¥ 4,994
Operating lease liabilities, Statement of Financial Position	Current accrued expenses, accounts payable and other liabilities	Current accrued expenses, accounts payable and other liabilities	Current accrued expenses, accounts payable and other liabilities
Contingent and deferred consideration in relation to investments and acquisitions	¥ 901		¥ 2,045
Escrow money payable	107		203
Others	17,512		13,096
Current accrued expenses, accounts payable and other liabilities	275,950	$ 40,182	271,460
Non-current:
Operating lease liabilities	¥ 28,548		¥ 30,259
Operating lease liabilities, Statement of Financial Position	Other liabilities	Other liabilities	Other liabilities
Contingent and deferred consideration in relation to investments and acquisitions	¥ 1,058		¥ 990
Others	773		628
Other liabilities	¥ 30,379	$ 4,424	¥ 31,877